Segment Information - Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Interest income									$ 156,177	$ 116,173	$ 106,769
Other interest income, net										2,539	7,884
Interest expense									90,072	63,623	49,720
Net interest income	$ 19,671	$ 18,290	$ 14,057	$ 14,088	$ 12,084	$ 12,670	$ 17,265	$ 13,070	66,105	55,089	64,933
Other revenue:
Gain on sales, including fee-based services, net									72,799	24,594
Mortgage servicing rights									76,820	44,941
Servicing revenue									76,412	30,759
Amortization of MSRs									(47,202)	(21,705)
Property operating income									10,973	14,881	27,666
Other income, net									685	1,041	270
Total other revenue	51,431	47,989	44,735	46,332	49,581	34,868	4,641	5,421	190,487	94,511	27,936
Other expenses:
Employee compensation and benefits									92,126	38,647	17,500
Selling and administrative									30,738	17,587	9,392
Acquisition costs										10,262	3,134
Property operating expenses									10,482	13,501	23,238
Depreciation and amortization									7,385	5,022	5,436
Impairment loss on real estate owned									3,200	11,200
Provision for loss sharing									(259)	2,235
Provision for loan losses (net of recoveries)									(456)	(134)	4,467
Management fee - related party									6,673	12,600	10,900
Total other expenses	37,999	36,596	37,043	38,254	32,036	35,742	25,170	17,973	149,889	110,920	74,067
Income before gain on extinguishment of debt, (loss) income from equity affiliates and provision for income taxes	33,103	29,683	21,749	22,166	29,629	11,796	(3,264)	518	106,703	38,680	18,802
Gain on sale of real estate							11,023	608		11,631	7,784
Gain on extinguishment of debt				7,116					7,116
(Loss) income from equity affiliates	(4,706)	995	(3)	763	1,801	4,929	4,367	1,897	(2,951)	12,995	12,301
Provision for income taxes	2,885	(6,708)	(3,435)	(6,101)	(525)	(300)			(13,359)	(825)
Net income	31,282	23,970	18,311	23,944	30,905	16,425	12,126	3,023	97,509	62,481	53,429
Preferred stock dividends	1,888	1,888	1,888	1,888	1,888	1,888	1,888	1,888	7,554	7,554	7,554
Net income attributable to noncontrolling interest	7,524	5,661	4,494	6,442	8,482	3,649			24,120	12,131
Net income attributable to common stockholders	$ 21,870	$ 16,421	$ 11,929	$ 15,614	$ 20,535	$ 10,888	$ 10,238	$ 1,135	65,835	42,796	$ 45,875
Operating segments | Structured Business
Segment Information
Interest income									136,526	109,622
Other interest income, net										2,539
Interest expense									74,136	57,943
Net interest income									62,390	54,218
Other revenue:
Property operating income									10,973	14,881
Other income, net									2,083	542
Total other revenue									13,056	15,423
Other expenses:
Employee compensation and benefits									19,555	14,884
Selling and administrative									11,765	9,714
Property operating expenses									10,482	13,501
Depreciation and amortization									1,784	2,454
Impairment loss on real estate owned									3,200	11,200
Provision for loan losses (net of recoveries)									(456)	(134)
Management fee - related party									3,259	9,044
Total other expenses									49,589	60,663
Income before gain on extinguishment of debt, (loss) income from equity affiliates and provision for income taxes									25,857	8,978
Gain on sale of real estate										11,631
Gain on extinguishment of debt									7,116
(Loss) income from equity affiliates									(2,951)	12,995
Provision for income taxes									(957)
Net income									29,065	33,604
Preferred stock dividends									7,554	7,554
Net income attributable to common stockholders									21,511	26,050
Operating segments | Agency Business
Segment Information
Interest income									19,651	6,551
Interest expense									12,089	3,887
Net interest income									7,562	2,664
Other revenue:
Gain on sales, including fee-based services, net									72,799	24,594
Mortgage servicing rights									76,820	44,941
Servicing revenue									76,412	30,759
Amortization of MSRs									(47,202)	(21,705)
Other income, net									(1,398)	499
Total other revenue									177,431	79,088
Other expenses:
Employee compensation and benefits									72,571	23,763
Selling and administrative									18,973	7,873
Depreciation and amortization									5,601	2,568
Provision for loss sharing									(259)	2,235
Management fee - related party									3,414	3,556
Total other expenses									100,300	39,995
Income before gain on extinguishment of debt, (loss) income from equity affiliates and provision for income taxes									84,693	41,757
Provision for income taxes									(12,402)	(825)
Net income									72,291	40,932
Net income attributable to common stockholders									72,291	40,932
Other / Eliminations
Segment Information
Interest expense									3,847	1,793
Net interest income									(3,847)	(1,793)
Other expenses:
Acquisition costs										10,262
Total other expenses										10,262
Income before gain on extinguishment of debt, (loss) income from equity affiliates and provision for income taxes									(3,847)	(12,055)
Net income									(3,847)	(12,055)
Net income attributable to noncontrolling interest									24,120	12,131
Net income attributable to common stockholders									$ (27,967)	$ (24,186)